Segment and Geographic Information (Tables)	12 Months Ended
Mar. 31, 2017
Segment Reporting [Abstract]
Summary of Revenue by Geographic Area

The Company allocates, for the purpose of geographic data reporting, its revenue based upon the location of the contracting subsidiary. Total revenue by geographic area was as follows:

	Year ended March 31,
	2017	2016	2015
United States	$90,932	$60,970	$43,574
United Kingdom	61,188	55,276	48,595
South Africa	27,890	22,342	21,817
Other	6,553	3,253	2,099
Total revenue	$186,563	$141,841	$116,085

Summary of Property and Equipment, Net by Geographic Location

Property and equipment, net by geographic location consists of the following:

	As of March 31,
	2017	2016
United States	$14,904	$11,363
United Kingdom	9,007	7,677
Australia	3,867	2,886
South Africa	3,815	2,569
Other	416	311
Total	$32,009	$24,806